Cover	Mar. 31, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2025
Entity File Number	000-56608
Entity Registrant Name	SS INNOVATIONS INTERNATIONAL, INC.
Entity Central Index Key	0001676163
Entity Tax Identification Number	47-3478854
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	05, 3rd Floor
Entity Address, Address Line Two	iLabs Info Technology Centre Udyog Vihar
Entity Address, Address Line Three	Phase III
Entity Address, City or Town	Gurugram
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	122016
City Area Code	+91
Local Phone Number	73375 53469
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false